Lease obligation (Details) - Schedule of lease obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Obligation Abstract
Balance	$ 1,652	$ 1,062
Balance	1,439	1,652
Additions	105	701
Repayment of lease obligation	(430)	(260)
Accreted interest	202	146
Currency translation adjustment	(90)	$ 3
Less: Current portion	(320)
Non-current portion	$ 1,119